Earthquake related impairment charges and expenses - Schedule of Losses and Expenses Related to Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Restructuring Cost and Reserve [Line Items]
Impairment charge of identifiable intangible assets			¥ 1,900
Total		342	4,455
Great East Japan Earthquake [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges of long-lived assets			2,253
Impairment charge of identifiable intangible assets			1,900
Write-offs of damaged property and equipment			186
Repair expenses and others		342	116
Total		¥ 342	¥ 4,455